Fixed Assets - Components of Fixed Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 18,000	$ 16,830
Property plant and equipment, net	8,260	8,095
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	219	229
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	2,413	2,205
Accumulated depreciation	(945)	(810)
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	15,368	14,396
Accumulated depreciation	$ (8,795)	$ (7,925)